ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
Schedule Of assets and liabilities held for sale

	As of
	December 31, 2024	December 31, 2023
Assets held for sale
Inventory and other current assets	$759	$838
Property, plant, and equipment, net	966	236
Intangible assets, net	5,375	14,243
Right-of-use assets, net	613	893
Long term deposits	57	—
Total assets held for sale	$7,770	$16,210

Liabilities held for sale
Trade payables	$1,182	$750
Lease liabilities	2,395	895
Income tax payable	2,068	2,123
Accrued liabilities	129	82
Total liabilities held for sale	$5,774	$3,850